Convertible Secured Promissory Notes Payable (Details Textual) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended		6 Months Ended
	Apr. 16, 2014 institutionalinvestors	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Convertible Secured Promissory Notes Payable (Textual)
Convertible Secured Promissory Notes	$ 4,600,000	$ 1,879,000		$ 1,879,000		$ 1,339,000
Proceeds from issuance of convertible debt	4,000,000
Aggregate amount of discount	600,000
Number of investors	5
Minimum transaction expenses	200,000
Restricted cash under control account	2,300,000
Percentage of placement agent fee	6.50%
Funds released from control account	200,000
Amortization of debt discount		540,000		540,000
Derivative risk, Description				The risk-free interest rate is based on one-year to five-year U.S. Treasury securities consistent with the remaining term of the warrants.
Fair values of the warrants and embedded derivatives		2,100,000		2,100,000
Fair values of the warrants and embedded derivatives that declined in end of quarter		100,000		100,000
April 15, 2019 [Member]
Convertible Secured Promissory Notes Payable (Textual)
Maximum purchase of common stock by issuance of warrants	0.7
Warrants exercise price	$ 0.78
Warrant expire date	Apr. 15, 2019
Private Placement [Member]
Convertible Secured Promissory Notes Payable (Textual)
Maximum purchase of common stock by issuance of warrants	4.1
Convertible Notes Payable [Member]
Convertible Secured Promissory Notes Payable (Textual)
Convertible Secured Promissory Notes		4,575,000		4,575,000
Secured notes bear interest rate		0.28%		0.28%
Secured notes mature date description				October 2015
Secured note conversion price		$ 0.67		$ 0.67
Amortization payment amount				286,000
Secured notes redemption terms				Monthly installment payments may be settled, at the Company's option, in cash or shares of common stock, subject to certain conditions including: (i) the daily dollar trading volume of the Company's common stock during the thirty (30) trading days prior to the applicable date of determination shall be at least $50,000 commencing August 9, 2014; and (ii) the daily weighted average price of the Company's common stock for each trading day during the thirty (30) trading days ending on the trading day immediately prior to the applicable date of determination was initially set to be at least $0.50.
Net of discount on secured notes		3,200,000		3,200,000
Amortization of debt discount				$ 3,200,000